OTHER RECEIVABLES, PREPAID EXPENSES AND ACCRUED INCOME (Tables)	12 Months Ended
Dec. 31, 2013
OTHER RECEIVABLES, PREPAID EXPENSES AND ACCRUED INCOME [Abstract]
Components of other receivables, prepaid expenses and accrued income

(in thousands of $)	2013	2012
Prepaid expenses	1,236	1,318
Other receivables	12,968	3,991
Corporation tax receivable	370	—
	14,574	5,309